Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid In Capital	Retained Earnings	Common Stock Held in Treasury	Total
Beginning balance, value at Jul. 31, 2021	$ 2,178,297	$ 3,346,245	$ 49,863,350	$ (1,287,852)	$ 54,100,040
Net loss			(712,371)		(712,371)
Ending balance, value at Jul. 31, 2022	2,178,297	3,346,245	49,150,979	(1,287,852)	53,387,669
Net loss			(82,964)		(82,964)
Ending balance, value at Jul. 31, 2023	$ 2,178,297	$ 3,346,245	$ 49,068,015	$ (1,287,852)	$ 53,304,705